EARNINGS PER SHARE	12 Months Ended
Sep. 30, 2025
Net income (loss) per share
EARNINGS PER SHARE

NOTE 23. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted EPS for the years ended September 30, 2023, 2024, and 2025:

	As of September 30,
	2023	2024	2025
Numerator:
Numerator for basic and diluted earnings per share – net income (loss) attributable to the SU Group Holdings Limited’s shareholders (in HK$)	9,697,369	10,653,488	(18,484,477)

Denominator:
Denominator for basic and diluted net income per share – weighted average number of shares *	1,200,000	1,302,775	1,383,984

Earnings (Losses) per share – basic and diluted (in HK$)	8.08	8.18	(13.36)

*	The share amounts are presented on a retroactive basis, giving effect to the completion of the share consolidation and re-designation of share capital (see Note 15).

Basic and diluted earnings (losses) per share are presented based on the aggregate of the two classes, A and B, and are calculated by dividing the net income (loss) attributable to the Company by the weighted average number of shares of each class outstanding in the years.

For the years ended September 30, 2023, 2024, and 2025, the effects of all outstanding warrant have been excluded from the computation of diluted earnings per share as their effects would be anti-dilutive.

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	For the Years Ended September 30,
	2023	2024	2025

Outstanding warrant	—	62,500	62,500